Average Annual Total Returns - Invesco SP Spin-Off ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	S&P U.S. Spin-Off Index (reflects no deduction for fees, expenses or taxes) 1Year		S&P U.S. Spin-Off Index (reflects no deduction for fees, expenses or taxes) 5Years		S&P U.S. Spin-Off Index (reflects no deduction for fees, expenses or taxes) 10Years	Blended - S&P U.S. Spin-Off Index (reflects no deduction for fees, expenses or taxes) 1Year		Blended - S&P U.S. Spin-Off Index (reflects no deduction for fees, expenses or taxes) 5Years		Blended - S&P U.S. Spin-Off Index (reflects no deduction for fees, expenses or taxes) 10Years		Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Dec. 15, 2006	10.56%	8.76%	10.50%	10.30%	8.38%	10.07%	6.44%	6.78%	8.49%	11.26%	[1]	10.65%	[1]	[1]	11.26%	[2]	9.34%	[2]	11.24%	[2]	17.10%	13.40%	12.41%

[1]	Prior to the commencement date of March 25, 2015, performance information for the Underlying Index is not available.
[2]	The “Blended-S&P U.S. Spin-Off Index” reflects the performance of the Beacon Spin-Off Index, the former underlying index, prior to May 20, 2016, and the Underlying Index thereafter.